Stock Option and Incentive Plan - Summary of Restricted Shares Activity (Detail) shares in Thousands	12 Months Ended
Sep. 30, 2020 $ / shares shares
Disclosure of Stock Option and Incentive Plan [Abstract]
Number of Restricted Shares, Outstanding, Beginning Balance | shares	937
Number of Restricted Shares, Granted | shares	659
Number of Restricted Shares, Vested | shares	(425)
Number of Restricted Shares, Forfeited | shares	(74)
Number of Restricted Shares, Ending Balance | shares	1,097
Restricted Shares, Weighted Average Grant Date Fair Value, Beginning Balance | $ / shares	$ 61.70
Restricted Shares, Weighted Average Grant Date Fair Value, Granted | $ / shares	70.03
Restricted Shares, Weighted Average Grant Date Fair Value, Vested | $ / shares	61.72
Restricted Shares, Weighted Average Grant Date Fair Value, Forfeited | $ / shares	63.61
Restricted Shares, Weighted Average Grant Date Fair Value, Ending Balance | $ / shares	$ 66.57